BORROWINGS - Non-recourse borrowings change in the unamortized financing fees of corporate borrowings (Details) - Non Recourse Borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Unamortized financing fees, beginning of year	$ (102)	$ (97)
Additional financing fees	(43)	(29)
Amortization of financing fees	12	19
Foreign exchange translation and other	14	5
Unamortized financing fees, end of year	$ (119)	$ (102)